FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Summary of assets and liabilities measured at fair value on a recurring basis

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2021
	RMB	RMB	RMB	RMB
Cash equivalents:
- Time deposits	15,013	—	—	15,013
Long-term investments:
- Available-for-sale debt securities	—	—	1,600	1,600
Assets	15,013	—	1,600	16,613
Convertible promissory notes
- 2025 Convertible promissory notes	—	—	513,754	513,754
- 2026 Convertible promissory notes	3,021,852	—	—	3,021,852
Accrued expenses and other payables:
- Share consideration due to the original shareholders for business combination (Note 4)	—	—	214,577	214,577
Liabilities	3,021,852	—	728,331	3,750,183

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2022
	RMB	RMB	RMB	RMB	US$
Long-term investments:
- Available-for-sale debt securities	—	—	1,600	1,600	232
Assets	—	—	1,600	1,600	232

Convertible promissory notes
- 2025 Convertible promissory notes	—	—	537,778	537,778	77,970
- 2026 Convertible promissory notes	3,446,432	—	—	3,446,432	499,686
- 2027 Convertible promissory notes	—	—	1,858,095	1,858,095	269,398
Liabilities	3,446,432	—	2,395,873	5,842,305	847,054

Summary of fair value of convertible notes measured using key assumptions

	As of December 31,
	2021	2022
Volatility	72.00%-73.00%	94.00%-96.00%
Discount rate	14.00%	16.00%
Risk-free interest rate	1.00%-1.03%	4.23%-4.28%

Summary of reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

2025 Convertible Notes
RMB
Fair value at issuance date (Note 19)	3,014,057
Foreign exchange loss	(31,348)
Changes in the fair value	(829,149)
Reclassification to equity	(1,639,806)
Fair value at December 31, 2021	513,754
Foreign exchange gain	46,650
Changes in the fair value	(22,626)
Fair value at December 31, 2022	537,778
Fair value at December 31, 2022 (US$)	77,970

29.  FAIR VALUE MEASUREMENTS (CONTINUED)

Share consideration due to the original
shareholders for business combination
RMB
Fair value at grant date (Note 4)	214,953
Changes in the fair value	(376)
Fair value at December 31, 2021	214,577
Transfer out of Level 3 (Note 4)	(214,577)
Fair value at December 31, 2022	—
Fair value at December 31, 2022 (US$)	—